Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Buffalo Funds®

Supplement dated August 30, 2013
to the
Statement of Additional Information (“SAI”)
dated June 3, 2013

At a meeting of the Board of Trustees (the “Board”) of the Trust held on August 16, 2013, the Board, including the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), as defined under the Investment Company Act of 1940, as amended, unanimously voted to increase the number of Trustees of the Trust from four to five.  The Board, including the Independent Trustees, also unanimously approved the appointment of Mr. Clay E. Brethour as an Interested Trustee of the Trust.

The following disclosures in the section of the Fund’s SAI entitled “Management of the Funds – Board of Trustees” are hereby revised to reflect the appointment of Mr. Brethour as an Interested Trustee:

MANAGEMENT OF THE FUNDS

Board of Trustees

Board Leadership Structure

The Board of Trustees is comprised of three Non-Interested Trustees – Mr. Thomas S. Case, Mr. J. Gary Gradinger and Mr. Philip J. Kennedy – and two Interested Trustees – Mr. Joseph C. Neuberger and Mr. Clay E. Brethour.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, which acts as principal underwriter to the Funds.  Mr. Neuberger also serves as the Executive Vice President of the Funds’ transfer agent.  Mr. Brethour is an interested person of the Trust by the virtue of his employment by the Advisor.  The Trust has not appointed a lead Non-Interested Trustee.

The Board of Trustees has established two standing committees – the Audit Committee and the Nominating Committee.  All Non-Interested Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Non-Interested Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Non-Interested Trustees on the Nominating Committee select and nominate all candidates for Non-Interested Trustee positions.

Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and industry practices.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President and Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Trust as a whole.  The Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board of Trustees has appointed the CCO who reports directly to the Board of Trustees and who participates in the Board of Trustees’ regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO regularly discusses risk issues affecting the Trust and the Funds during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

The Trust is governed by the Board of Trustees that is responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees are experienced business persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and to review performance.  The officers of the Trust are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, subject to the supervision and control of the Board of Trustees.

Trustees and Officers

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES
Joseph C. Neuberger1 (51) 615 E. Michigan Street, Milwaukee, WI 53202	Trustee Chairman	Indefinite term and served since May 2003. One year term and served since May 2003.	Executive Vice President, U.S. Bancorp Fund Services, LLC 1994 – present.	10	Trustee, USA MUTUALS (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with 29 portfolios)

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Clay E. Brethour 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since August 2013	Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 2000 – present.	10	None
NON-INTERESTED TRUSTEES
Thomas S. Case (71) 515 Piney Creek Road Reno, NV 89511	Trustee	Indefinite term and served since May 1995.	Retired	10	None
J. Gary Gradinger (70) Golden Star Inc. 4770 North Belleview Avenue, Suite 209 Kansas City, MO 64116	Trustee	Indefinite term and served since February 2001.	Chairman and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products) 1969 – present.	10	Director, MGP Ingredients, Inc. (a food ingredients company)
Philip J. Kennedy (68) 116 Hermitage Hills Boulevard Hermitage, PA 16148	Trustee	Indefinite term and served since May 1995.	Business Consultant and C.P.A. Finance and Accounting Professor, Penn State Shenango (2001-2011).	10	None
OFFICERS
Kent W. Gasaway (53) 5420 West 61st Place Shawnee Mission, KS 66205	President and Treasurer	One year term and served since May 2003.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company) 1991 – present.	N/A	N/A
Rachel A. Spearo (33) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Vice President, U.S. Bancorp Fund Services, LLC 2004 – present.	N/A	N/A

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Barry Koster (52) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004	Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company).	N/A	N/A
(1)
Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act.  Mr. Neuberger is an interested Trustee due to his employment by U.S. Bancorp Fund Services, LLC.  U.S. Bancorp Fund Services, LLC is the Funds’ Registered Transfer Agent and an affiliate of the Funds’ underwriter.  Mr. Brethour is an interested Trustee due to his employment by the Advisor.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.

Thomas S. Case.  Mr. Case has served as a Trustee of the Trust since inception (and served as a director of the Predecessor Funds from inception).  Mr. Case is currently retired.  Prior to retirement, Mr. Case served as President of the Frankona American Companies, an insurance company.  Through his board and employment experience, Mr. Case is experienced with financial, accounting, regulatory and investment matters.

J. Gary Gradinger.  Mr. Gradinger has served as a Trustee of the Trust since inception.  He also serves as a director of MGP Ingredients, Inc., and as Chairman, President and Chief Executive Officer of Golden Star Inc., a manufacturer of textile cleaning products.  Through his board and employment experience, Mr. Gradinger is experienced with financial, accounting, regulatory and investment matters.

Philip J. Kennedy.  Mr. Kennedy has served as a Trustee of the Trust since inception.  He is a C.P.A. and serves as a business consultant, since 1987.  In addition, Mr. Kennedy also served as Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango, from 2001 to 2011.  Through his board and employment experience, Mr. Kennedy is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since May 2003.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and as a trustee of Trust for Professional Managers since 2001.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Clay E. Brethour.  Mr. Brethour has served as a Trustee of the Trust since August 2013.  Mr. Brethour has served on the investment staff of the Advisor since 2000.  In addition, Mr. Brethour has served as co-portfolio manager for the Buffalo Discovery Fund since 2004, and for the Buffalo Growth Fund since 2007.  Mr. Brethour has served as an investment professional since 1992.  Through his employment experience, Mr. Brethour is experienced with financial, accounting, regulatory and investment matters.

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303
Trustee Ownership of Fund Shares

As of December 31, 2012, the Trustees had the following interests in the Buffalo Funds’ securities:

	Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Buffalo Discovery Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	$50,001 - $100,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger Non-Interested Trustee	$1 - $10,000	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Buffalo Dividend Focus Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger Non-Interested Trustee	$50,001 - $100,000	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$50,001 - $100,000	Above $100,000

Buffalo Emerging Opportunities Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	$10,001 - $50,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger Non-Interested Trustee	$1 - $10,000	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Buffalo Flexible Income Fund
Joseph C. Neuberger, Interested Trustee	Above $100,000	Above $100,000
Clay E. Brethour Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
J. Gary Gradinger, Non-Interested Trustee	None	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	Above $100,000	Above $100,000

Buffalo Growth Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	Above $100,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
J. Gary Gradinger, Non-Interested Trustee	None	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Buffalo High Yield Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
J. Gary Gradinger, Non-Interested Trustee	None	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Buffalo International Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger, Non-Interested Trustee	$10,001 - $50,000	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$10,001 - $50,000	Above $100,000

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Dollar Range of Equity Securities In The Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen By Trustee In Family of Investment Companies
Buffalo Large Cap Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	$1 - $10,000	$10,001 - $50,000
Clay E. Brethour Interested Trustee	$1 - $10,000	Above $100,000
J. Gary Gradinger Non-Interested Trustee	None	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Buffalo Mid Cap Fund
Joseph C. Neuberger, Interested Trustee	None	Above $100,000
Clay E. Brethour Interested Trustee	None	Above $100,000
Thomas S. Case, Non-Interested Trustee	$10,001 - $50,000	$10,001 - $50,000
J. Gary Gradinger, Non-Interested Trustee	None	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$1 - $10,000	Above $100,000

Buffalo Small Cap Fund
Joseph C. Neuberger, Interested Trustee	$50,001 - $100,000	Above $100,000
Clay E. Brethour Interested Trustee	$10,001 - $50,000	Above $100,000
Thomas S. Case, Non-Interested Trustee	None	$10,001 - $50,000
J. Gary Gradinger Non-Interested Trustee	$1 - $10,000	Above $100,000
Philip K. Kennedy, Non-Interested Trustee	$10,001 - $50,000	Above $100,000

Compensation

The Funds do not directly compensate any Trustee or Trust officer for their normal duties and services.  Mr. Neuberger, who is an interested Trustee due to his employment with USBFS, and Mr. Brethour, who is an interested Trustee due to his employment with the Advisor, are compensated by their respective employers and not by the Funds.  USBFS pays the trustee fees from its share of the management fee that it receives from KCM.  USBFS is an affiliate of the Funds’ underwriter.

Each Non-Interested Trustee receives an annual retainer of $25,000 for each fiscal year (April 1 to March 31), plus $200 per Fund for each meeting of the Board of Trustees attended in-person and $100 per Fund for telephone attendance.  The Board of Trustees generally meets four times each year.  The following table shows the amount of fees paid by the Funds to each Non-Interested Trustee for the fiscal year ended March 31, 2013:

Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Name of Person, Position	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Fees Paid on Behalf of Buffalo Funds Complex(1)
Thomas S. Case, Trustee	None	None	$32,000
J. Gary Gradinger, Trustee	None	None	$32,000
Philip J. Kennedy, Trustee	None	None	$34,500

(1)	These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2013.

Investment Advisor and Manager

Kornitzer Capital Management, Inc. serves as the Funds’ investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989.  As of April 30, 2013, KCM managed approximately $8.9 billion in assets for mutual funds, corporations, pensions and individuals.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business.  John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors.  Kent W. Gasaway, Robert Male, Willard Lynch and John C. Kornitzer each own 5% or more of the firm.  Mr. Gasaway is affiliated with the Funds through his service as President of the Trust.  Mr. Clay E. Brethour, a portfolio manager for KCM, is an affiliated with the Funds through his service as an Interested Trustee.

KCM serves as investment advisor and manager of each Fund pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee.  KCM provides business management and advisory services, and contracts with others to provide other needed services for the Funds.  In this respect, KCM has entered into a Master Services Agreement with USBFS pursuant to which USBFS provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers.  Some of the other Fund service providers are affiliates of USBFS.

As compensation for its services, each Fund (other than the Buffalo Dividend Focus Fund, Buffalo Growth Fund, Buffalo Large Cap Fund and the Buffalo Emerging Opportunities Fund) pays KCM a fee at the annual rate of one percent (1.00%) of each Fund’s average daily net assets.  The Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund pay KCM a fee at the annual rate of ninety one-hundredths of a percent (0.90%) of each Fund’s average daily net assets.  The Buffalo Emerging Opportunities Fund pays KCM a fee at the annual rate of one and forty-five one-hundredths of a percent (1.45%) of the Fund’s average daily net assets.  KCM pays USBFS a fee of thirty one-hundredths of one percent (0.30%) of each Fund’s (other than the Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund) average daily net assets out of the fees KCM receives from the Funds.  KCM pays USBFS a fee of twenty-five one-hundredths of one percent (0.25%) of the Buffalo Dividend Focus Fund, Buffalo Growth Fund and Buffalo Large Cap Fund’s average daily net assets out of the fees KCM receives from the Funds.  Both KCM’s and USBFS’s fees are computed daily and the Funds pay KCM’s fees monthly.

Please retain this Supplement with your SAI for reference.